SCHEDULE OF ESTIMATED FAIR VALUE OF THE FINANCIAL INSTRUMENT (Details)	Sep. 30, 2023 USD ($)
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	$ 241,500
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	241,500
Public Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value
Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	16,153
Placement Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value
Placement Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	16,153
Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value
Debt Warrants [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	294,379
Debt Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value
Debt Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	294,379
Debt Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value
Subtotal: Warrant Liabilities [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	552,032
Subtotal: Warrant Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	241,500
Subtotal: Warrant Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	310,532
Subtotal: Warrant Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value
Derivative Liability [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	1,581,579
Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value
Derivative Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value	1,581,579
Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Liabilities fair value